Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Class A
Common shares, par value (in Dollars per share)	$ 0	$ 0
Common shares, shares authorized	500	500
Common share, shares issued	96	96
Common shares, shares outstanding	96	96
Class B
Common shares, shares authorized	7,999,500	7,999,500
Common share, shares issued	0	0
Common shares, shares outstanding	0	0